Basis of Presentation and Summary of Significant Accounting Policies - Licensed Programming and Digital Content Costs (Details)	6 Months Ended
Jun. 30, 2021
Basis of Presentation and Summary of Significant Accounting Policies
License programming costs, initial amortization, percent	50.00%
License programming costs, amortization period	2 years